Note 7 - Accrued Expenses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
7.
       Accrued Expenses

The accrued expenses consisted of:

	As of December 31, 2015	As of December 31, 2016

Accrued payroll expenses	319,443	230,917
Accrued interest and commitment fees	153,102	310,389
Accrued general and administrative expenses	112,570	278,826
Accrued commissions	36,189	54,173
Other accrued expenses	581,766	437,988
Total	1,203,070	1,312,293